BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Short-term loans	Dec. 31, 2012 Long-term loans	Dec. 31, 2012 Tansun Xiamen Short-term loans	Dec. 31, 2012 Tansun Xiamen Long-term loans	Dec. 31, 2012 Camelot Beijing Short-term loans	Dec. 31, 2012 Harmonation Short-term loans	Dec. 31, 2012 Harmonation Long-term loans	Dec. 31, 2012 Hwawei Short-term loans
Borrowings
Borrowing within one year	$ 1,077	$ 8,847			$ 45		$ 161	$ 855		$ 16
Borrowing over one year	408	378				245			163
Total borrowings	$ 1,485	$ 9,225
Interest rate on loans, minimum			1.92%	7.85%
Interest rate on loans, maximum			7.22%	9.58%